Annual Total Returns- SP 500 Pure Growth Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - SP 500 Pure Growth Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.89%)	12.91%	40.20%	11.68%	0.21%	1.72%	23.77%	(6.34%)	25.76%	26.32%